Unaudited Condensed Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
General and administrative expenses	$ 527,382	$ 465,124	$ 1,251,036	$ 3,420,593
Loss from operations	(527,382)	(465,124)	(1,251,036)	(3,420,593)
Other income (expense):
Change in fair value of warrant liabilities	(788,400)	7,514,642	9,748,442	1,683,358
Transaction costs allocated to warrant liabilities				(438,283)
Interest earned on cash held in Trust Account	40,777	4,329	3,155,965	27,240
Total other (expense) income, net	(747,623)	7,518,971	12,904,407	1,272,315
Income (loss) before provision for income taxes	(1,275,005)	7,053,847	11,653,371	(2,148,278)
Provision for income taxes	(7,093)		(614,297)
Net (loss) income	$ (1,282,098)	$ 7,053,847	$ 11,039,074	$ (2,148,278)
Class A Common Stock
Other income (expense):
Weighted average shares outstanding (in Shares)	458,716	25,300,000	25,095,264	21,972,877
Basic and diluted net income (loss) per share (in Dollars per share)	$ (0.19)	$ 0.22	$ 0.35	$ (0.08)
Class B Common Stock
Other income (expense):
Weighted average shares outstanding (in Shares)	6,325,000	6,325,000	6,325,000	6,216,507
Basic and diluted net income (loss) per share (in Dollars per share)	$ (0.19)	$ 0.22	$ 0.35	$ (0.08)